Consolidated Statements of Cash Flows	12 Months Ended
Mar. 31, 2024 USD ($)
Consolidated Statements of Cash Flows
NET LOSS	$ (51,159,048)
Non-cash adjustment:
Fair value loss on convertible note	5,157,397
Fair value loss on derivative warrant	306,250
Fair value loss on promissory notes	300,270
Share based compensation	317,882
Depreciation	240
Foreign exchange	3,658
Listing expense	41,481,605
Transaction expenses	2,100,830
Changes in working capital:
Other receivables	107,622
Prepaids	(245,075)
Accounts payable and accrued liabilities	(1,035,498)
Cash used in operating activities	(2,945,367)
Additions to equipment	(5,727)
Cash used for investing activities	(5,727)
Proceeds received from convertible note	2,500,000
Payment of promissory note	(150,000)
Cash provided from financing activities	2,350,000
Change in cash and cash equivalents	(601,092)
Cash and cash equivalents, beginning of year	1,334,280
Cash and cash equivalents, end of year	$ 733,188